Description of Business - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 Merger
Description Of Business [Line Items]
Number of merger transactions	4
MCAP
Description Of Business [Line Items]
Business combination agreement date	Jul. 27, 2021